Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2017
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Pension and other post-employment benefits

35 Pension and other post-employment benefits

Most group companies sponsor defined contribution pension plans. The assets of all ING Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of remuneration. For the defined contribution scheme in the Netherlands, the premium paid is also dependant on the interest rate developments and DNB’s methodology for determining the ultimate forward rate. These plans do not give rise to provisions in the statement of financial position, other than relating to short-term timing differences included in other assets/liabilities.

ING Group maintains defined benefit retirement plans in some countries. These plans provide benefits that are related to the remuneration and service of employees upon retirement. The benefits in some of these plans are subject to various forms of indexation. The indexation is, in some cases, at the discretion of management; in other cases it is dependent upon the sufficiency of plan assets.

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels.

ING Group provides other post-employment benefits to certain employees and former employees. These are primarily post-employment healthcare benefits and discounts on ING products provided to employees and former employees.

Statement of financial position - Net defined benefit asset/liability

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2017	2016	2017	2016	2017	2016
The Netherlands	408	414	568	576	–160	–162
United States	176	182	233	243	–57	–61
United Kingdom	1,864	1,983	1,326	1,377	538	606
Belgium	597	641	672	776	–75	–135
Other countries	161	117	341	277	–180	–160

Funded status (Net defined benefit asset/liability)	3,206	3,337	3,140	3,249	66	88
Presented as:
– Other assets					542	609
– Other liabilities					–476	–521

					66	88

The most recent (actuarial) valuations of the plan assets and the present value of the defined benefit obligation were carried out as at 31 December 2017. The present value of the defined benefit obligation, and the related current service cost and past service cost, were determined using the projected unit credit method.

Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
	2017	2016
Opening balance	3,337	3,141
Interest income	70	87
Remeasurements: Return on plan assets excluding amounts included in interest income	52	467
Employer’s contribution	24	76
Participants contributions	2	2
Benefits paid	–186	–137
Exchange rate differences	–93	–299

Closing balance	3,206	3,337
Actual return on the plan assets	122	554

As at 31 December 2017 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2016: nil). During 2017 there were no purchases or sales of assets between ING and the pension fund.

ING does not manage the pension funds and thus receives no compensation for fund management. The pension fund has not engaged ING in any swap or derivative transactions to manage the risk of the pension funds.

No plan assets are expected to be returned to ING Group during 2018.

Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2017	2016	2017	2016
Opening balance	3,249	2,996	87	98
Current service cost	34	32	–3	–25
Interest cost	66	79	3	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	–7	–17	9	10
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	71	498
Participants’ contributions	2	1
Benefits paid	–189	–148	–1	–1
Past service cost		2
Effect of curtailment or settlement	–3	–2
Exchange rate differences	–83	–192	–8	2

Closing balance	3,140	3,249	87	87

Amounts recognised directly in Other comprehensive income (equity) were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2017	2016
Opening balance	–371	–306
Remeasurement of plan assets	52	467
Actuarial gains and losses arising from changes in demographic assumptions	7	17
Actuarial gains and losses arising from changes in financial assumptions	–71	–498
Taxation	–17	–51

Total Other comprehensive income movement for the year	–29	–65

Closing balance	–400	–371

In 2017, EUR 52 million Remeasurement of plan assets and EUR -71 million Actuarial gains and losses arising from changes in financial assumptions are mainly due to a decrease in discount rates.

The accumulated amount of remeasurements recognised directly in Other comprehensive income (equity) is EUR -476 million (EUR -400 million after tax) as at 31 December 2017 (2016: EUR -483 million, EUR -371 million after tax).

Amounts recognised in statement of profit or loss related to pension and other staff related benefits are as follows:

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Other			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current service cost	34	32	34	–3	–25	–7	–2	11	–8	29	18	19
Past service cost		2	–11								2	–11
Net Interest cost	–4	–8	–9	3	3	1	1	2	2		–3	–6
Effect of curtailment or settlement	–3	–2	–3			–9			–52	–3	–2	–64
Other									13			13

Defined benefit plans	27	24	11	–	–22	–15	–1	13	–45	26	15	–49
Defined contribution plans										355	329	324

										381	344	275

Determination of the net defined benefit asset/liability

The defined net benefit asset/liability is reviewed and adjusted annually. The assumptions used in the determination of the net defined benefit asset/liability and the Other post-employment benefits include discount rates, mortality rates, expected rates of salary increases (excluding promotion increases), and indexation. The rates used for salary developments, interest discount factors, and other adjustments reflect country-specific conditions

The key assumption in the determination of the net defined benefit asset/liability is the discount rate. The discount rate is the weighted average of the discount rates that are applied in different regions where the Group has defined benefit pension plans (weighted by defined benefit obligation). The discount rate is based on a methodology that uses market yields on high quality corporate bonds of the specific regions with durations matching the pension liabilities as key input. Market yields of high quality corporate bonds reflect the yield on corporate bonds with an AA rating for durations where such yields are available. An extrapolation is applied in order to determine the yield to the longer durations for which no AA-rated corporate bonds are available. As a result of the limited availability of long-duration AA-rated corporate bonds, extrapolation is an important element of the determination of the discount rate. The weighted average discount rate applied for net defined benefit asset/liability for 2017 was 2.00% (2.10% in 2016) based on the pension plan in the Netherlands, Germany, Belgium, The United States of America, and the United Kingdom. The average discount rate for Other post-employment benefits 3.20% (3.50% in 2016).

Sensitivity analysis of key assumptions

ING performs sensitivity analysis on the most significant assumptions: discount rates, mortality, expected rate of salary increase, and indexation. The sensitivity analysis has been carried out under the assumption the changes occurred at the end of the reporting period.

The sensitivity analysis calculates the financial impact on the defined benefit obligation if the weighted averages of each significant actuarial assumption would increase or decrease if all other assumptions were held constant. In practice, this is unlikely to occur, and some changes of the assumptions may be correlated. Changes to mortality, expected rate or salary increase, and indexation would have no material impact to the defined benefit obligation. The most significant impact would be from a change in the discount rate. An increase or decrease in the discount rate of 1% creates a financial impact of EUR -480 million and EUR 619 million respectively.

Expected cash flows

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels. ING Group’s subsidiaries should fund the cost of the entitlements expected to be earned on a yearly basis.

For 2018 the expected contributions to pension plans are EUR 32 million.

The benefit payments for defined benefit and other post-employment benefits expected to be made by the plan between 2018-2022 are estimated to be between EUR 91 million and EUR 112 million per annum. From 2023 to 2027 the total payments made by the plan are expected to be EUR 423 million.